Junior Subordinated Debentures - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2011	Dec. 31, 2014
Debt Instrument [Line Items]
Issuance Trust	USB Capital IX
Debentures Redeemed		$ 176
Long-term Debt Securities [Member]
Debt Instrument [Line Items]
Debenture amount	$ 500		$ 500
USB Capital IX [Member]
Debt Instrument [Line Items]
Percentage of common equity in wholly owned and sponsored USB Capital IX	100.00%
Value of preferred stock held by unconsolidated trust	$ 676		$ 676